Notes Payable (Details) - Schedule of future minimum principal payments on the non-related party long term notes payable	Jun. 30, 2021 USD ($)
Schedule Of Future Minimum Principal Payments On The Non Related Party Long Term Notes Payable Abstract
2023	$ 2,815,231
2024	152,738
2025	103,031
2026	72,499
2027	22,250
Thereafter	140,989
Total	$ 3,306,738